N-4	Nov. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life & Annuity Variable Annuity Account H
Entity Central Index Key	0001045008
Entity Investment Company Type	N-4
Document Period End Date	Nov. 15, 2023
Amendment Flag	false
American Legacy Signature [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract – i4LIFE® Advantage. The following discussion outlines changes made to the i4LIFE® Advantage section of your prospectus.

Access Period. The first row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after November 20, 2023	10 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Regular Income Payments during the Access Period. The fifth paragraph of this section is deleted and restated as follows:

AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. The higher AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.

Regular Income Payments during the Access Period. The eleventh paragraph of this section is deleted and restated as follows:

The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life, if applicable;

●	the length of the Access Period selected;

●	the frequency of the payments;

●	the AIR selected; and

●	the Individual Annuity Mortality table specified in your Contract.

Regular Income Payments during the Lifetime Income Period. The first paragraph of this section is deleted and restated as follows:

The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life (if living);

●	the frequency of the Regular Income Payments;

●	the AIR selected; and

●	the Individual Annuity Mortality table specified in your Contract.

The Contracts – Living Benefit Riders.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Beginning December 18, 2023, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will only be available for election at the time the contract is issued. This means the rider is not available for post-issue elections. The Contractowner/Annuitant must be age 80 or younger (younger of your or your spouse) at the time the rider is elected.

Lincoln Market Select® Advantage. Beginning December 18, 2023, the Lincoln Market Select® Advantage rider will only be available for election at the time the contract is issued. This means the rider is not available for post-issue elections. The Contractowner/Annuitant must be age 80 or younger (younger of your or your spouse) at the time the rider is elected.

Lincoln Max 6 Select® Advantage. Beginning December 18, 2023, the Lincoln Max 6 Select® Advantage rider will no longer be available for election.